Annual Total Returns [BarChart] - Brighthouse/Dimensional International Small Company Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(16.08%)
Annual Return 2012	18.25%
Annual Return 2013	27.94%
Annual Return 2014	(6.50%)
Annual Return 2015	6.08%
Annual Return 2016	6.00%
Annual Return 2017	30.82%
Annual Return 2018	(20.37%)
Annual Return 2019	23.30%
Annual Return 2020	9.12%